Voya Separate Portfolios Trust

Voya Retirement Solution Income Fund, Voya Retirement Solution 2020 Fund, Voya Retirement Solution 2025 Fund,
Voya Retirement Solution 2030 Fund, Voya Retirement Solution 2035 Fund, Voya Retirement Solution 2040 Fund,

Voya Retirement Solution 2045 Fund, Voya Retirement Solution 2050 Fund, and Voya Retirement Solution 2055 Fund
(each a “Fund” and collectively the “Funds”)

Supplement dated May 15, 2015

To the Funds’ current prospectuses

(each a “Prospectus” and collectively the “Prospectuses”)

At a meeting held on March 12, 2015, the Registrant’s Board of Trustees approved amending and restating the Funds’ Investment Management Agreements so that, effective May 1, 2015, the terms of each Fund’s Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under each Fund’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Fund and, under each Fund’s Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to the Fund.

Each Fund’s Prospectus(es) are revised as follows:

1	The section entitled “Annual Fund Operating Expenses” in the summary section of each Fund‘s Prospectus(es) is deleted and replaced with the following:

Voya Retirement Solution Income Fund

Annual Fund Operating Expenses1
Expenses you pay each year as a % of the value of your investment

Class	I
Management Fees[2]	0.15%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	104.75%
Acquired Fund Fees and Expenses	0.53%
Total Annual Fund Operating Expenses[3]	105.43%
Waivers and Reimbursements[4]	(104.77)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.66%

1	Expense information has been restated to reflect current contractual rates.
2	The portion of the management fee attributable to the advisory services is 0.05% and the portion of the management fee attributable to the administrative services is 0.10%.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.66% for Class I shares through October 1, 2015. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through January 1, 2017. Termination or modification of this obligation requires approval by the Fund’s board.

Voya Retirement Solution 2020 Fund

Annual Fund Operating Expenses1
Expenses you pay each year as a % of the value of your investment

Class	I
Management Fees[2]	0.16%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	34.12%
Acquired Fund Fees and Expenses	0.65%
Total Annual Fund Operating Expenses[3]	34.93%
Waivers and Reimbursements[4]	(34.13)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.80%

1	Expense information has been restated to reflect current contractual rates.
2	The portion of the management fee attributable to the advisory services is 0.06% and the portion of the management fee attributable to the administrative services is 0.10%.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.80% for Class I shares through October 1, 2015. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through January 1, 2017. Termination or modification of this obligation requires approval by the Fund’s board.

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Voya Retirement Solution 2025 Fund

Annual Fund Operating Expenses1

Expenses you pay each year as a % of the value of your investment

Class	I
Management Fees[2]	0.15%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	100.03%
Acquired Fund Fees and Expenses	0.69%
Total Annual Fund Operating Expenses[3]	100.87%
Waivers and Reimbursements[4]	(100.05)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.82%

1	Expense information has been restated to reflect current contractual rates.
2	The portion of the management fee attributable to the advisory services is 0.05% and the portion of the management fee attributable to the administrative services is 0.10%.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.82% for Class I shares through October 1, 2015. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through January 1, 2017. Termination or modification of this obligation requires approval by the Fund’s board.

Voya Retirement Solution 2030 Fund

Annual Fund Operating Expenses1
Expenses you pay each year as a % of the value of your investment

Class	I
Management Fees[2]	0.15%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	99.43%
Acquired Fund Fees and Expenses	0.72%
Total Annual Fund Operating Expenses[3]	100.30%
Waivers and Reimbursements[4]	(99.44)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.86%

1	Expense information has been restated to reflect current contractual rates.
2	The portion of the management fee attributable to the advisory services is 0.05% and the portion of the management fee attributable to the administrative services is 0.10%.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.86% for Class I shares through October 1, 2015. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through January 1, 2017. Termination or modification of this obligation requires approval by the Fund’s board.

Voya Retirement Solution 2035 Fund

Annual Fund Operating Expenses1
Expenses you pay each year as a % of the value of your investment

Class	I
Management Fees[2]	0.14%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	98.07%
Acquired Fund Fees and Expenses	0.76%
Total Annual Fund Operating Expenses[3]	98.97%
Waivers and Reimbursements[4]	(98.07)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.90%

1	Expense information has been restated to reflect current contractual rates.
2	The portion of the management fee attributable to the advisory services is 0.04% and the portion of the management fee attributable to the administrative services is 0.10%.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.90% for Class I shares through October 1, 2015. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through January 1, 2017. Termination or modification of this obligation requires approval by the Fund’s board.

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Voya Retirement Solution 2040 Fund

Annual Fund Operating Expenses1

Expenses you pay each year as a % of the value of your investment

Class	I
Management Fees[2]	0.14%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	97.49%
Acquired Fund Fees and Expenses	0.78%
Total Annual Fund Operating Expenses[3]	98.41%
Waivers and Reimbursements[4]	(97.49)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.92%

1	Expense information has been restated to reflect current contractual rates.
2	The portion of the management fee attributable to the advisory services is 0.04% and the portion of the management fee attributable to the administrative services is 0.10%.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.92% for Class I shares through October 1, 2015. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through January 1, 2017. Termination or modification of this obligation requires approval by the Fund’s board.

Voya Retirement Solution 2045 Fund

Annual Fund Operating Expenses1
Expenses you pay each year as a % of the value of your investment

Class	I
Management Fees[2]	0.14%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	97.15%
Acquired Fund Fees and Expenses	0.79%
Total Annual Fund Operating Expenses[3]	98.08%
Waivers and Reimbursements[4]	(97.16)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.92%

1	Expense information has been restated to reflect current contractual rates.
2	The portion of the management fee attributable to the advisory services is 0.04% and the portion of the management fee attributable to the administrative services is 0.10%.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.92% for Class I shares through October 1, 2015. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through January 1, 2017. Termination or modification of this obligation requires approval by the Fund’s board.

Voya Retirement Solution 2050 Fund

Annual Fund Operating Expenses1
Expenses you pay each year as a % of the value of your investment

Class	I
Management Fees[2]	0.14%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	97.38%
Acquired Fund Fees and Expenses	0.79%
Total Annual Fund Operating Expenses[3]	98.31%
Waivers and Reimbursements[4]	(97.39)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.92%

1	Expense information has been restated to reflect current contractual rates.
2	The portion of the management fee attributable to the advisory services is 0.04% and the portion of the management fee attributable to the administrative services is 0.10%.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.92% for Class I shares through October 1, 2015. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through January 1, 2017. Termination or modification of this obligation requires approval by the Fund’s board.

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Voya Retirement Solution 2055 Fund

Annual Fund Operating Expenses1
Expenses you pay each year as a % of the value of your investment

Class	I
Management Fees[2]	0.14%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	97.24%
Acquired Fund Fees and Expenses	0.79%
Total Annual Fund Operating Expenses[3]	98.17%
Waivers and Reimbursements[4]	(97.25)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.92%

1	Expense information has been restated to reflect current contractual rates.
2	The portion of the management fee attributable to the advisory services is 0.04% and the portion of the management fee attributable to the administrative services is 0.10%.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.92% for Class I shares through October 1, 2015. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through January 1, 2017. Termination or modification of this obligation requires approval by the Fund’s board.
2	The first paragraph of the sub-section entitled “Management of the Funds – The Investment Adviser” of each Fund’s Prospectus(es) is deleted and replaced with the following:
Voya Investments, an Arizona limited liability company, serves as the investment adviser to the Funds. Voya Investments has overall responsibility for the management of the Funds. Voya Investments oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Voya Investments is registered with the SEC as an investment adviser.
3	The first paragraph of the section entitled “Management of the Fund – Management Fees” of each Fund’s Prospectus is deleted and replaced with the following:
The Adviser receives an annual fee for its investment management services provided to each Fund. The management fee is computed at a rate of 0.10% of average daily net assets invested in affiliated Underlying Funds and 0.40% of average daily net assets invested in unaffiliated Underlying Funds and/or other investments.
4	The sub-section entitled “Management of the Funds - Management Fees” of each Fund’s Prospectus(es) are revised to include the following at the end of the section:
At a meeting held on March 12, 2015, the Board approved amending and restating the Funds’ Investment Management Agreements so that, effective May 1, 2015, the terms of each Fund’s Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under each Fund’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Fund and, under each Fund’s Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to the Fund.
5	The sub-section entitled “Management of the Funds - The Administrator” of each Fund’s Prospectus(es) is deleted in its entirety.
6	The eleventh paragraph of the section entitled “Frequent Trading – Market Timing” of the Funds’ Prospectus(es) is deleted and replaced with the following:
Shareholders may invest in the Funds and Underlying Funds through omnibus account arrangements with financial intermediaries. Omnibus accounts permit intermediaries to aggregate their clients' transactions and in these circumstances, the identity of the shareholder is often unknown. Such intermediaries include broker-dealers, banks, investment advisers, record keepers, retirement plans, and fee-based accounts such as wrap fee programs. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The Funds’ Adviser or its affiliated entities have agreements in place with intermediaries which require such intermediaries to provide detailed account information, including trading history, upon request of the Funds. There is no assurance that the Funds’ Adviser or its affiliated entities will request such information with sufficient frequency to detect or deter excessive trading or that review of such information will be sufficient to detect or deter excessive trading in omnibus accounts effectively.

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VOYA SEPARATE PORTFOLIOS TRUST (“REGISTRANT”)

Voya Retirement Solution Income Fund

Voya Retirement Solution 2020 Fund

Voya Retirement Solution 2025 Fund

Voya Retirement Solution 2030 Fund

Voya Retirement Solution 2035 Fund

Voya Retirement Solution 2040 Fund

Voya Retirement Solution 2045 Fund

Voya Retirement Solution 2050 Fund

Voya Retirement Solution 2055 Fund

(each a “Fund” and collectively, the “Funds”)

Supplement dated May 15, 2015

To the Funds’ current Statement of Additional Information (“SAI”)

At a meeting held on March 12, 2015, the Registrant’s Board of Trustees approved amending and restating the Funds’ Investment Management Agreements so that, effective May 1, 2015, the terms of each Fund’s Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under each Fund’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Fund and, under each Fund’s Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to the Fund.

The Funds’ SAI is revised as follows:

1.	The line item reference to “Voya Funds Services, LLC” in the table of the section entitled “Voya Service Providers” of the Funds’ SAI is deleted.

2.	All references to the Funds’ “administrator” in the section entitled “Disclosure of the Funds’ Portfolio Securities” are deleted and replaced with “adviser or its affiliates.”

3.	The reference to the Funds’ “Administrator” in the section entitled “Code of Ethics” of the Funds’ SAI is deleted and replaced with “Adviser or its Affiliates.”

4.	The section entitled “Adviser” of the Funds’ SAI is deleted in its entirety and replaced with the following:

Adviser

The adviser for the Funds is Voya Investments, LLC (“Adviser” or “Voya Investments”), which is registered with the SEC as an investment adviser and serves as an investment adviser to registered investment companies (or series thereof), as well as structured finance vehicles. The Adviser, subject to the authority of the Board, has the overall responsibility for the management of each Fund’s portfolio subject to delegation of certain responsibilities to other investment advisers. Voya Investment Management Co. LLC (“Sub-Adviser” or “Voya IM”) serves as Sub-adviser to the Funds. The Adviser and the Sub-Adviser are indirect, wholly-owned subsidiaries of Voya Financial, Inc. (NYSE: VOYA). Voya Financial, Inc. is a U.S.-

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based financial institution whose subsidiaries operate in the retirement, investment, and insurance industries. The principal executive offices of Voya Financial, Inc. are located at 230 Park Avenue, New York, New York 10169. The Adviser’s principal offices are located at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258.

The Adviser serves pursuant to an investment management agreement (“Investment Management Agreement”) between Voya Investments and the Trust, on behalf of the Funds. The Investment Management Agreement requires the Adviser to oversee the provision of all investment advisory and portfolio management services for the Funds. Pursuant to a sub-advisory agreement (“Sub-Advisory Agreement”) the Adviser has delegated certain management responsibilities to Sub-Adviser for the Funds. The Adviser oversees the investment management of the Sub-Adviser for the Funds.

The Investment Management Agreement requires the Adviser to provide, subject to the supervision of the Board, investment advice and investment services to each Fund, and to furnish advice and recommendations with respect to investment of the Fund’s assets and the purchase or sale of its portfolio securities. The Adviser also provides investment research and analysis.

In addition, effective May 1, 2015, the Adviser acts as a liaison among the various service providers to each Fund, including, among others, the custodian and portfolio accounting agent. The Adviser also reviews each Fund for compliance with applicable legal requirements and monitors the Sub-Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of each Fund.

The Investment Management Agreement provides that the Adviser is not subject to liability to the Funds for any act or omission in the course of, or in connection with, rendering services under the Investment Management Agreement, except by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Investment Management Agreement.

After an initial term of two (2) years, the Investment Management Agreement continues in effect from year to year so long as such continuance is specifically approved at least annually by: (i) the Board; or (ii) the vote of a “majority” (as defined in the 1940 Act) of a Fund’s outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Board who are not “interested persons” (as defined in the 1940 Act) of the Adviser by vote cast in person at a meeting called for the purpose of voting on such approval.

The Investment Management Agreement is terminable without penalty with not less than sixty (60) days’ notice by the Board; by a vote of the holders of a majority of the Fund’s outstanding shares voting as a single class; or upon not less than sixty (60) days’ notice by the Adviser. The Investment Management Agreement will terminate automatically in the event of its “assignment” (as defined in the 1940 Act).

Approval of the Investment Management Agreement

For information regarding the basis for the Board’s 2014 approval of the investment advisory relationship, please refer to the Funds’ unaudited semi-annual shareholder report dated November 30, 2014. For information regarding the basis for the Board’s approval of the amended and restated investment management agreement, please refer to the Funds’ annual shareholder report to be dated May 31, 2015.

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Management Fees

For each Fund, the Adviser bears the expense of providing its services.

At a meeting held on March 12, 2015, the Board approved amending and restating each Fund’s Investment Management Agreement so that, effective May 1, 2015, the terms of each Fund’s Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee.  The single management fee rate under each Fund’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for each Fund and, under each Fund’s Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to each Fund.

As compensation for its services, each Fund pays its Adviser, expressed as an annual rate, a fee equal to the following as a percentage of each Fund’s average daily net assets. The fee is accrued daily and paid monthly. The following table should be read in conjunction with the sections below entitled “Management Fee Waivers” and “Contractual Management Fee Changes.”

Annual Management Fee Effective May 1, 2015
0.10% of the Fund’s average daily net assets invested in Underlying Funds; and 0.40% of the Fund’s average daily net assets invested in Direct Investments.

“Underlying Funds” shall mean open-end investment companies registered under the 1940 Act within the Voya family of funds. The term “family of funds” shall have the same meaning as “fund complex” as defined in Item 17 of Form N-1A, as it is currently defined in Form N-1A.

“Direct Investments” shall mean assets which are not Underlying Funds.

Management Fee Waivers

The Adviser is contractually obligated to waive 0.10% of the management fee for each Fund through January 1, 2017. Termination or modification of this obligation requires approval by the Board.

Contractual Management Fee Changes

Prior to January 1, 2015, each Fund did not pay an administrative services fee.

Total Management Fees Paid by each Fund

During the past three fiscal years, each Fund paid the following investment management fees to its Adviser.

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“N/A” in the table indicates that, as the Fund was not in operation during the relevant fiscal year, no information is shown. Each Fund commenced operations on December 20, 2012. The amounts shown for 2013 reflect the period from commencement of operations through the end of the relevant fiscal period.

	May 31
Fund	2014	2013	2012
Voya Retirement Solution Income Fund
Management Fee (Prior to May 1, 2015)	$27	$12	N/A
Administrative Services Fee (Prior to May 1, 2015)	None	None	None
Management Fee including Administrative Services (effective May 1, 2015)	None	None	None
Voya Retirement Solution 2020 Fund
Management Fee (Prior to May 1, 2015)	$284	$12	N/A
Administrative Services Fee (Prior to May 1, 2015)	None	None	None
Management Fee including Administrative Services (effective May 1, 2015)	None	None	None
Voya Retirement Solution 2025 Fund
Management Fee (Prior to May 1, 2015)	$28	$12	N/A
Administrative Services Fee (Prior to May 1, 2015)	None	None	None
Management Fee including Administrative Services (effective May 1, 2015)	None	None	None
Voya Retirement Solution 2030 Fund
Management Fee (Prior to May 1, 2015)	$26	$12	N/A
Administrative Services Fee (Prior to May 1, 2015)	None	None	None
Management Fee including Administrative Services (effective May 1, 2015)	None	None	None
Voya Retirement Solution 2035 Fund
Management Fee (Prior to May 1, 2015)	$22	$10	N/A
Administrative Services Fee (Prior to May 1, 2015)	None	None	None
Management Fee including Administrative Services (effective May 1, 2015)	None	None	None

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	May 31
Fund	2014	2013	2012
Voya Retirement Solution 2040 Fund
Management Fee (Prior to May 1, 2015)	$26	$10	N/A
Administrative Services Fee (Prior to May 1, 2015)	None	None	None
Management Fee including Administrative Services (effective May 1, 2015)	None	None	None
Voya Retirement Solution 2045 Fund
Management Fee (Prior to May 1, 2015)	$23	$9	N/A
Administrative Services Fee (Prior to May 1, 2015)	None	None	None
Management Fee including Administrative Services (effective May 1, 2015)	None	None	None
Voya Retirement Solution 2050 Fund
Management Fee (Prior to May 1, 2015)	$23	$9	N/A
Administrative Services Fee (Prior to May 1, 2015)	None	None	None
Management Fee including Administrative Services (effective May 1, 2015)	None	None	None
Voya Retirement Solution 2055 Fund
Management Fee (Prior to May 1, 2015)	$23	$9	N/A
Administrative Services Fee (Prior to May 1, 2015)	None	None	None
Management Fee including Administrative Services (effective May 1, 2015)	None	None	None

Expense Limitation Agreement

The Adviser has entered into a written expense limitation agreement with the Funds (“Expense Limitation Agreement”) pursuant to which the Adviser has agreed to waive or limit its fees. Under the Expense Limitation Agreement and in connection with certain U.S. tax requirements, the Adviser will assume other expenses so that the total annual ordinary operating expenses of these Funds, which exclude interest, taxes, investment-related costs, leverage expenses, other investment-related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of each Fund’s business, and expenses of any counsel or other persons or services retained by the Independent Trustees do not exceed the limits set forth below of a Fund’s average daily net assets, subject to possible recoupment by the Adviser within three years.

Fund	Class I
Voya Retirement Solution Income Fund	0.66%
Voya Retirement Solution 2020 Fund	0.80%
Voya Retirement Solution 2025 Fund	0.82%

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Fund	Class I
Voya Retirement Solution 2030 Fund	0.86%
Voya Retirement Solution 2035 Fund	0.90%
Voya Retirement Solution 2040 Fund	0.92%
Voya Retirement Solution 2045 Fund	0.92%
Voya Retirement Solution 2050 Fund	0.92%
Voya Retirement Solution 2055 Fund	0.92%

Each Fund set forth above may, at a later date, reimburse the Adviser for management fees waived and other expenses assumed by the Adviser during the previous thirty-six (36) months, but only if after such reimbursement, the Fund’s expense ratio does not exceed the percentage described above. The Adviser will only be reimbursed for fees waived or expenses assumed after the effective date of the Expense Limitation Agreement.

The Expense Limitation Agreement provides that the expense limitations shall continue until at least October 1, 2015. The Expense Limitation Agreement is contractual and, after the initial term, shall renew automatically for one-year terms unless: (i) the Adviser provides ninety (90) days written notice of its termination; and (ii) such termination is approved by the Board of Trustees; or (iii) the Investment Management Agreement has been terminated. The Expense Limitation Agreement may also be terminated by the Trust, without payment of any penalty, upon written notice to the Adviser at its principal place of business within ninety (90) days of the end of the then-current term for a Fund.

5.	The section entitled “Administrator” of the Funds’ SAI is deleted in its entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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